Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2018
Intangible Assets, Net/Goodwill [Abstract]
Schedule of intangible assets, net consisted of customer contacts acquired
	As of June 30,
	2018	2017
Customer contacts	$348,214	$339,883
Less: accumulated amortization	(88,155)	(34,419)
Intangible assets, net	$260,059	$305,464

Schedule of estimated future amortization expense
Year ending June 30,	Amortization expense
2019	53,827
2020	53,827
2021	53,827
2022	53,827
Remaining	44,751
Total	$260,059